SuttonPark Structured Settlements 2016-1 LLC

Fixed Rate Asset Backed Notes

Sample Receivables Agreed-Upon Procedures

Report To:

SuttonPark Capital LLC

SuttonPark Structured Settlements 2016-1 LLC

Natixis Securities Americas LLC

7 December 2016

Report of Independent Accountants on Applying Agreed-Upon Procedures

SuttonPark Capital LLC

SuttonPark Structured Settlements 2016-1 LLC

2255 Glades Road, Suite 118E

Boca Raton, Florida 33496

Natixis Securities Americas LLC

1251 Avenue of the Americas

New York, New York 10020

Re: SuttonPark Structured Settlements 2016-1 LLC

Fixed Rate Asset Backed Notes (the “Notes”)

Sample Receivables Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist SuttonPark Structured Settlements 2016-1 LLC (the “Issuer”) in evaluating the accuracy of certain information with respect to a portfolio of receivables (the “Receivables”) which consist of certain (a) rights to receive from settlement counterparties certain settlement payments, or portions thereof (the “Settlement Receivables”) and (b) specific scheduled payments due under lottery agreements (the “Lottery Receivables”) relating to the SuttonPark Structured Settlements 2016-1 LLC securitization transaction (the “Transaction”). This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, SuttonPark Capital LLC (the “Sponsor”), on behalf of the Issuer, provided us with:

a.	Electronic data files:
i.	Labeled “Aggregate Portfolio.xlsx” and the corresponding record layout and decode information (the “Initial Preliminary Data File”) that the Sponsor, on behalf of the Issuer, indicated contains information on:
1.	Certain receivables (the “Initial Preliminary Lottery Receivables”) as of 31 October 2016 (the “Preliminary Cutoff Date”) that are expected to be representative of the Lottery Receivables,
2.	Certain receivables (the “Initial Preliminary Settlement Receivables”) as of the Preliminary Cutoff Date that are expected to be representative of the Settlement Receivables,
3.	Certain receivables (the “Initial Preliminary Upsize Settlement Receivables,” together with the Initial Preliminary Lottery Receivables and Initial Preliminary Settlement Receivables, the “Initial Preliminary Receivables”) as of the Preliminary Cutoff Date that are expected to be representative of the Settlement Receivables,
4.	The future scheduled payments (the “Initial Preliminary Lottery Purchased Payments”) for the Initial Preliminary Lottery Receivables as of the Preliminary Cutoff Date,
5.	The future scheduled payments (the “Initial Preliminary Settlement Purchased Payments”) for the Initial Preliminary Settlement Receivables as of the Preliminary Cutoff Date and
6.	The future scheduled payments (the “Initial Preliminary Upsize Settlement Purchased Payments,” together with the Initial Preliminary Lottery Purchased Payments and Initial Preliminary Settlement Purchased Payments, the “Initial Preliminary Purchased Payments”) for the Initial Preliminary Upsize Settlement Receivables as of the Preliminary Cutoff Date,
ii.	Labeled “Lotteries Cashflows.xlsx“ (the “Lottery Purchased Payments Schedule”) that the Sponsor, on behalf of the Issuer, indicated contains updated information relating to the Initial Preliminary Lottery Purchased Payments for the Initial Preliminary Lottery Receivables as of the Preliminary Cutoff Date that supersedes the corresponding information on the Initial Preliminary Data File,
iii.	Labeled “Corrected ELIC SPC Cashflows.xlsx“ (the “Settlement Purchased Payments Schedule,” together with the Lottery Purchased Payments Schedule, the “Purchased Payments Schedules”) that the Sponsor, on behalf of the Issuer, indicated contains updated information relating to:
1.	The Initial Preliminary Settlement Purchased Payments for certain Initial Preliminary Settlement Receivables and
2.	The Initial Preliminary Upsize Settlement Purchased Payments for certain Initial Preliminary Upsize Settlement Receivables as of the Preliminary Cutoff Date,

all that supersedes the corresponding information on the Initial Preliminary Data File,

iv.	Labeled “Portfolio 11.18.16.xlsx” and the corresponding record layout and decode information (the “Preliminary Settlement Data File,” together with the Initial Preliminary Data File, Lottery Purchased Payments Schedule and Settlement Purchased Payments Schedule, the “Provided Data Files”) that the Sponsor, on behalf of the Issuer, indicated contains:
1.	Information on certain receivables (the “Preliminary Settlement Receivables”) as of the Preliminary Cutoff Date that are expected to be representative of the Settlement Receivables and
2.	The future scheduled payments (the “Preliminary Settlement Purchased Payments”) for the Preliminary Settlement Receivables as of the Preliminary Cutoff Date,
v.	Labeled “<Redacted>” and the corresponding record layout and decode information (the “Settlement Purchased Payment Schedule Mapping File”) that the Sponsor, on behalf of the Issuer, indicated contains additional information relating to the future scheduled payments for certain Preliminary Settlement Receivables as of the Preliminary Cutoff Date and
vi.	Labeled “SuttonPark 2016-1 Total Cashflows 11.30.16 (delivered).xlsx” (the “Annuity Issuer Mapping File,” together with the Settlement Purchased Payment Schedule Mapping File, the “Mapping Files”) that the Sponsor, on behalf of the Issuer, indicated contains information relating to affiliates corresponding to certain annuity company issuer names, as shown on the Source Documents (as defined herein),
b.	Imaged copies of:
i.	The court order, court stipulation or court petition (as applicable and collectively, the “Court Order”),
ii.	The claimant’s driver’s license or other state or federally-issued identification or credit report (as applicable and collectively, the “Identification Document”),
iii.	The purchase agreement or release, transfer, stipulation, order for the distribution of wrongful death proceeds and assignment agreement (as applicable and collectively, the “Purchase Agreement”),
iv.	The settlement statement, settlement application, closing disclosure, acknowledgement letter or annuity policy (as applicable and collectively, the “Settlement Agreement”),
v.	The Uniform Commercial Code search (the “UCC Search”),
vi.	The request for change of payment address (as applicable, the “Request for Change of Address”) and
vii.	Certain screen shots from the Sponsor’s servicing system (the “System Screen Shots,“ together with the Court Order, Identification Document, Purchase Agreement, Settlement Agreement, UCC Search and Request for Change of Address, the “Source Documents,” together with the Mapping Files, the “Sources”), relating to the Sample Lottery Receivables and Sample Settlement Receivables (both as defined in Attachment A), or with regard to the Settlement Agreement, relating to the Sample Settlement Receivables,

c.	The list of relevant characteristics relating to the:
i.	Sample Lottery Receivables (the “Sample Lottery Receivables Characteristics”), on the Preliminary Data File (as defined in Attachment A), which is shown on Exhibit 1 to Attachment A, and
ii.	Sample Settlement Receivables (the “Sample Settlement Receivables Characteristics,” together with the Sample Lottery Receivables Characteristics, the “Sample Characteristics”), on the Preliminary Data File and Preliminary Settlement Data File, which is shown on Exhibit 2 to Attachment A, and
d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to observing or comparing certain information that is further described in Attachment A. The Issuer is responsible for the Provided Data Files, Sources, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Preliminary Data File or Preliminary Settlement Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Provided Data Files, Sources or any other information provided to us by the Sponsor, on behalf of the Issuer, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Receivables, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Issuer, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Receivables conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Receivables,
iii.	Whether the originators of the Receivables complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

7 December 2016

Attachment A Page 1 of 4

Procedures performed and our associated findings

1.	As instructed by the Sponsor, on behalf of the Issuer, we updated the Initial Preliminary Purchased Payments information on the Initial Preliminary Data File with the corresponding information on the Purchased Payments Schedules. The Initial Preliminary Data File, as updated, is hereinafter referred to as the “Preliminary Data File.”

2.	As instructed by the Sponsor, on behalf of the Issuer, we randomly selected a sample of:
a.	5 Initial Preliminary Lottery Receivables (the “Sample Lottery Receivables”) from the Preliminary Data File with a portfolio identifier value of “LOTTERY,” as shown on the Preliminary Data File,
b.	95 Initial Preliminary Settlement Receivables (the “Initial Sample Settlement Receivables”) from the Preliminary Data File with a portfolio identifier value of “PRIMARY SS,” as shown on the Preliminary Data File, and
c.	25 Initial Preliminary Upsize Settlement Receivables (the “Initial Sample Upsize Settlement Receivables”) from the Preliminary Data File with a portfolio identifier value of “UPSIZE 1 SS” or “UPSIZE 2 SS,” as shown on the Preliminary Data File.

For the purpose of this procedure, the Sponsor, on behalf of the Issuer, did not inform us as to the basis for how they determined the number of Sample Lottery Receivables, Initial Sample Settlement Receivables or Initial Sample Upsize Settlement Receivables they instructed us to randomly select from the Preliminary Data File.

We performed no procedures to determine the accuracy, completeness or reasonableness of the selection criteria provided by the Sponsor, on behalf of the Issuer, which we were instructed to use to select the Sample Lottery Receivables, Initial Sample Settlement Receivables and Initial Sample Upsize Settlement Receivables from the Preliminary Data File.

For the purpose of the procedures described in this report:

a.	The 5 Sample Lottery Receivables are referred to as Sample Receivable Numbers 1 through 5 and
b.	The 95 Initial Sample Settlement Receivables are referred to as Sample Receivable Numbers 6 through 100.

Additionally, the Sponsor, on behalf of the Issuer, instructed us to perform no procedures on the Initial Sample Upsize Settlement Receivables.

3.	For each Sample Lottery Receivable on the Preliminary Data File, we compared the Sample Lottery Receivables Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on the Sources, as applicable, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Issuer, that are stated in the notes to Exhibit 1 to Attachment A. The Source(s) that we were instructed by the Sponsor, on behalf of the Issuer, to use for each Sample Lottery Receivables Characteristic are shown on Exhibit 1 to Attachment A. All such compared information was in agreement.

Attachment A Page 2 of 4
4.	For each Initial Sample Settlement Receivable on the Preliminary Data File, we compared the Sample Settlement Receivables Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on the Sources, as applicable, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Issuer, that are stated in the notes to Exhibit 2 to Attachment A. The Source(s) that we were instructed by the Sponsor, on behalf of the Issuer, to use for each Sample Settlement Receivables Characteristic are shown on Exhibit 2 to Attachment A. Except for the information shown on Exhibit 3 to Attachment A, all such compared information was in agreement.

5.	For each Initial Sample Settlement Receivable on the Preliminary Data File (except for Sample Receivable Number 96) , we observed that one of the addresses listed below was indicated as the address to which payments to the claimant are directed to be forwarded (the “Notice of Direction of Payment”), as shown on either the Court Order or Request for Change of Address, as applicable, (subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Issuer, that are stated in the succeeding paragraph of this Item 5.):
a.	P.O. Box 8500

Philadelphia, PA 19178,

b.	P.O. Box 200699

Pittsburgh, PA 15251,

c.	P.O. Box 850001

Orlando, FL 32885,

d.	P.O. Box 62794

Baltimore, MD 21264 or

e.	P.O. Box 62478

Baltimore, MD 21264.

The Sponsor, on behalf of the Issuer, instructed us to note agreement if the information on at least one of the Court Order or Request for Change of Address agreed to one of the addresses listed above in this Item 5. We performed no procedures to reconcile any differences that may exist between the Court Order or Request for Change of Address.

6.	For each Initial Sample Settlement Receivable on the Preliminary Data File, we observed the status (the “Court Order Status”), as shown on the Court Order, of “approved” or “granted.”

Attachment A Page 3 of 4
7.	For each receivable on the Preliminary Data File and Preliminary Settlement Data File, we compared the information identifying each receivable (the “ID”), as shown on Preliminary Data File, to the corresponding ID, as shown on the Preliminary Settlement Data File, and noted that:
a.	512 of the Preliminary Settlement Receivables included on Preliminary Settlement Data File were not included on the Preliminary Data File,
b.	6,329 of the Initial Preliminary Settlement Receivables included on the Preliminary Data File were not included on Preliminary Settlement Data File (the “Removed Preliminary Settlement Receivables”) and
c.	81 of the Removed Preliminary Settlement Receivables were Initial Sample Settlement Receivables (the “Removed Initial Sample Settlement Receivables”).

The Sponsor, on behalf of the Issuer, indicated that the Removed Preliminary Settlement Receivables were not acquired by the Sponsor or the Issuer and will not be included in the Transaction.

We performed no procedures to determine the accuracy, completeness or reasonableness of the information provided by the Sponsor, on behalf of the Issuer, described in the previous paragraph of this Item 7.

8.	For the 14 Initial Sample Settlement Receivables (the “Remaining Initial Sample Settlement Receivables”) included on the Preliminary Settlement Data File, we compared the Sample Settlement Receivables Characteristics listed on Exhibit 2 to Attachment A, all as shown on the Preliminary Data File, to the corresponding information on the Preliminary Settlement Data File. All such compared information was in agreement.

9.	As instructed by the Sponsor, on behalf of the Issuer, we randomly selected a sample of 81 Preliminary Settlement Receivables that were not Remaining Initial Sample Settlement Receivables (the “Subsequent Sample Settlement Receivables,” together with the Initial Sample Settlement Receivables, the “Sample Settlement Receivables”), from the Preliminary Settlement Data File with a portfolio identifier value of “PRIMARY SS,” “Additional SS” or “Additional SS 2,” as shown on the Preliminary Settlement Data File.

For the purpose of this procedure, the Sponsor, on behalf of the Issuer, did not inform us as to the basis for how they determined the number of Subsequent Sample Settlement Receivables they instructed us to randomly select from the Preliminary Settlement Data File.

We performed no procedures to determine the accuracy, completeness or reasonableness of the selection criteria provided by the Sponsor, on behalf of the Issuer, which we were instructed to use to select the Subsequent Sample Settlement Receivables from the Preliminary Data File.

For the purpose of the procedures described in this report, the 81 Subsequent Sample Settlement Receivables are referred to as Sample Receivable Numbers 101 through 181.

Attachment A Page 4 of 4
10.	For each Subsequent Sample Settlement Receivable on the Preliminary Settlement Data File, we compared the Sample Settlement Receivables Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Settlement Data File, to the corresponding information located on the Sources, as applicable, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Issuer, that are stated in the notes to Exhibit 2 to Attachment A. The Source(s) that we were instructed by the Sponsor, on behalf of the Issuer, to use for each Sample Settlement Receivables Characteristic are shown on Exhibit 2 to Attachment A, subject to the additional instruction provided by the Sponsor, on behalf of the Issuer, that is described in the succeeding paragraph of this Item 10. Except for the information shown on Exhibit 4 to Attachment A, all such compared information was in agreement.

For the purpose of this procedure, the Sponsor, on behalf of the Issuer, instructed us to replace any references to “Initial Sample Settlement Receivables” and “Preliminary Data File” on Exhibit 2 to Attachment A with “Subsequent Sample Settlement Receivables” and “Preliminary Settlement Data File,” respectively.

11.	For each Subsequent Sample Settlement Receivable on the Preliminary Settlement Data File, we observed that one of the addresses listed below was indicated as the Notice of Direction of Payment, as shown on either the Court Order or Request for Change of Address, as applicable (subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Issuer, that are stated in the succeeding paragraph of this Item 11.):
a.	P.O. Box 8500

Philadelphia, PA 19178,

b.	P.O. Box 200699

Pittsburgh, PA 15251,

c.	P.O. Box 850001

Orlando, FL 32885,

d.	P.O. Box 62794

Baltimore, MD 21264 or

e.	P.O. Box 62478

Baltimore, MD 21264.

The Sponsor, on behalf of the Issuer, instructed us to note agreement if the information on at least one of the Court Order or Request for Change of Address agreed to one of the addresses listed above in this Item 11. We performed no procedures to reconcile any differences that may exist between the Court Order or Request for Change of Address.

12.          For each Subsequent Sample Settlement Receivable on the Preliminary Settlement Data File, we observed the Court Order Status, as shown on the Court Order, of “approved” or “granted.”

Exhibit 1 to Attachment A Page 1 of 2

Sample Lottery Receivables Characteristics and Source(s)

Sample Lottery Receivables Characteristic	Source(s)	Note(s)

ID	System Screen Shots	i.

Name	Court Order, Identification Document, Purchase Agreement and UCC Search	ii., iii.

Issuer	Court Order, Purchase Agreement, Court Order, Purchase Agreement and Annuity Issuer Mapping File	ii., iv.

State	Court Order and Identification Document	ii., iii.

Lottery Purchased Payments	Court Order, Purchase Agreement and System Screen Shots	ii.

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the name, issuer, state and Lottery Purchased Payments Sample Lottery Receivables Characteristics, the Sponsor, on behalf of the Issuer, instructed us to note agreement if the information on the Preliminary Data File agreed to the corresponding information on all of the Sources listed for such Sample Lottery Receivables Characteristic.

iii.	For the purpose of comparing the name and state Sample Lottery Receivables Characteristics for each Sample Lottery Receivable, the Sponsor, on behalf of the Issuer, instructed us to ignore differences due to abbreviation.

Exhibit 1 to Attachment A Page 2 of 2

Notes: (continued)

iv.	For the purpose of comparing the issuer Sample Lottery Receivables Characteristic for each Sample Lottery Receivable, the Sponsor, on behalf of the Issuer, instructed us to compare the issuer, as shown on the Preliminary Data File, to the issuer, as shown on the Court Order and Purchase Agreement.

Additionally, the Sponsor, on behalf of the Issuer, instructed us to note agreement if the issuer, as shown on the Preliminary Data File, agreed to the corresponding information for an affiliate, as shown on the Annuity Issuer Mapping File, that corresponds to the related issuer, as shown on the Court Order and Purchase Agreement.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Issuer, that are described in the notes above.

Exhibit 2 to Attachment A Page 1 of 2

Sample Settlement Receivables Characteristics and Source(s)

Sample Settlement Receivables Characteristic	Source(s)	Note(s)

ID	System Screen Shots	i.

Name	Court Order, Identification Document, Purchase Agreement, Settlement Agreement and UCC Search	ii., iii.

Issuer	Court Order, Purchase Agreement or Settlement Agreement and Annuity Issuer Mapping File	iv.

State	Court Order and Identification Document	ii., iii.

Settlement Purchased Payments	a. Court Order, Purchase Agreement and System Screen Shots or b. Purchased Payment Schedule Mapping File	ii., v.

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the name, state and Settlement Purchased Payments Sample Settlement Receivables Characteristics, the Sponsor, on behalf of the Issuer, instructed us to note agreement if the information on the Preliminary Data File agreed to the corresponding information on all of the Sources listed for such Sample Settlement Receivables Characteristic.

iii.	For the purpose of comparing the name and state Sample Settlement Receivables Characteristics for each Initial Sample Settlement Receivable, the Sponsor, on behalf of the Issuer, instructed us to ignore differences due to abbreviation.

Exhibit 2 to Attachment A Page 2 of 2

Notes: (continued)

iv.	For the purpose of comparing the issuer Sample Settlement Receivables Characteristic for each Initial Sample Settlement Receivable, the Sponsor, on behalf of the Issuer, instructed us to compare the issuer, as shown on the Preliminary Data File, to the issuer, as shown on the Court Order, Purchase Agreement or Settlement Agreement.

Additionally, the Sponsor, on behalf of the Issuer, instructed us to note agreement if the issuer, as shown on the Preliminary Data File, agreed to the corresponding information for an affiliate, as shown on the Annuity Issuer Mapping File, that corresponds to the related issuer, as shown on the Court Order, Purchase Agreement or Settlement Agreement.

We performed no procedures to reconcile any differences that may exist between the Court Order, Purchase Agreement and Settlement Agreement for the issuer Sample Settlement Receivables Characteristic.

v.	For the purpose of comparing the Settlement Purchased Payments Sample Settlement Receivables Characteristic for each Initial Sample Settlement Receivable, the Sponsor, on behalf of the Issuer, instructed us to compare the Settlement Purchased Payments, as shown on the Preliminary Data File, to the corresponding information, as shown on the Court Order, Purchase Agreement and System Screen Shots.

For the purpose of comparing the Settlement Purchased Payments Sample Settlement Receivables Characteristic for each Initial Sample Settlement Receivable for which the corresponding information, as shown on the Court Order, Purchase Agreement and System Screen Shots, was not in agreement with the Settlement Purchased Payments, as shown on the Preliminary Data File, the Sponsor, on behalf of the Issuer, instructed us to use the Settlement Purchased Payment Schedule Mapping File as the Source.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Issuer, that are described in the notes above.

Exhibit 3 to Attachment A

Initial Sample Settlement Receivables Sample Characteristic Differences

Sample Receivable Number	Sample Characteristic	Preliminary Data File Value	Source(s) Value

9	Name	<Redacted>	<Unable to determine>
34	Name	17554	<Redacted>
44	Name	<Redacted>	<Redacted>
47	Name	58014523	<Redacted>
48	Issuer	Pacific Life Insurance Company	Confederation Life Insurance Company
51	Name	<Redacted>	<Redacted>

Exhibit 4 to Attachment A

Subsequent Sample Settlement Receivables Sample Characteristic Differences

Sample Receivable Number	Sample Characteristic	Preliminary Data File Value	Source(s) Value

102	Issuer	Metropolitan Life Insurance Company	Genworth Life Insurance Company
108	Issuer	New York Life Insurance Company	Pacific Life and Annuity Company
109	Issuer	Allstate Life Insurance Company	Hartford Life Insurance Company
128	State	Ohio	West Virginia
151	Issuer	Pekin Life Insurance Company	Pacific Life Insurance Company